Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

27. Subsequent Events

(a) Nasdaq

The Company received a notification letter dated May 20, 2026 (the "Notification Letter") from Nasdaq Listing Qualifications stating that, as of May 8, 2026, the Company had regained compliance with the requirement to timely file periodic and interim financial reports under Nasdaq's continued listing standards (the "Periodic Filing Rule"), as required by a panel decision dated January 21, 2026. The Notification Letter also stated that the Company will be subject to a mandatory panel monitor (the "Panel Monitor") for a period of one year from May 20, 2026. If, within that one-year monitoring period, the Nasdaq Listing Qualifications staff (the "Staff") finds the Company again out of compliance with the Periodic Filing Rule that was the subject of the exception, the Staff will issue a delist determination letter and the Company will have an opportunity to request a new hearing with the initial panel or a newly convened panel if the initial panel is unavailable. The Company will have the opportunity to respond and present to the panel as provided by Nasdaq Listing Rule 5815(d)(4)(C).

Subsequently, on May 22, 2026, the Company received a delisting determination letter from Nasdaq, stating that, because the Company had not timely filed its annual report on Form 20-F for the fiscal year ended December 31, 2025, the Company no longer complies with the Periodic Filing Rule. On May 29, 2026, the Company requested a hearing before the panel. The hearing request automatically stayed any suspension of the Company's securities for a period of 22 calendar days from May 22, 2026, the date of the delist determination letter. The Company has also requested a further stay of any suspension action pending the completion of the hearing process.

(b) No longer eligible for Value-Added Tax Preferential

In January 2026, the Ministry of Finance and the State Taxation Administration in China jointly issued the "Announcement on Matters Concerning the Linkage of Value-Added Tax (VAT) Preferential Policies After the Implementation of the VAT Law" (Ministry of Finance and the State Taxation Administration Announcement No. 100 [2026]). Pursuant to the Announcement, effective from January 1, 2026, the Company shall no longer be eligible to the simplified VAT method for biological products at a levy rate of 3%. Instead, the general tax calculation method shall apply, with VAT calculated and paid at a tax rate of 13%, and relevant input VAT shall be eligible for deduction. If the scale of the Company's deductible input VAT is limited in the future, or if adjustments occur within the deduction chain, it may lead to an increase in the Company's overall tax burden and a narrowing of profit margins. This, in turn, could affect the gross profit margin, financial position, operating results, and cash flows of the Company. As of today, the Company is still assessing the potential impact of the tax policy changes.

Aside from Commitments and Contingencies disclosed in note 19 and dividend declared and payment disclosed in note 23 to the financial statements, no other subsequent events that required recognition or additional disclosure in the consolidated financial statements presented.